UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       July 12, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:      $119,061 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER           TITLE  CUSIP       VALUE     SHARES    INV.  OTHER MGR    VOTING AUTH
                         OF                 X1000               DISC
                         CLASS                                  .
                                                                                   SOLE    SHR   NONE
ABM Industries, Inc.     cs     00163T109   498       26000     sole               n/a     n/a   26000
Abbott Labs              cs     002824100   399       9,400     sole               n/a     n/a   9,400
Automatic Data Proc      cs     053015103   3,303     72,313    sole               n/a     n/a   72,313
Ameren Corp.             cs     023608102   1,472     29,550    sole               n/a     n/a   29,550
American Intl Group.     cs     026874107   6,153     93,105    sole               n/a     n/a   93,105
Allied Cap Corp          cs     01903Q108   3,832     125,225   sole               n/a     n/a   125,225
Amerigas Partners        oa     030975106   318       10,625    sole               n/a     n/a   10,625
American Express         cs     025816109   1,442     27,450    sole               n/a     n/a   27,450
Bank America             cs     060505104   5,639     123,817   sole               n/a     n/a   123,817
Bristol Myers            cs     110122108   1,927     78,316    sole               n/a     n/a   78,316
BP PLC ADR               cs     055622104   245       3,550     sole               n/a     n/a   3,550
Citigroup                cs     172967101   3,938     83,371    sole               n/a     n/a   83,371
Conagra Corp             cs     205887102   1,136     52,950    sole               n/a     n/a   52,950
Crescent Real Est Eq     oa     225756105   1,255     59,575    sole               n/a     n/a   59,575
Cisco Systems            cs     17275R102   3,072     141,753   sole               n/a     n/a   141,753
Disney                   cs     254687106   2,516     90,200    sole               n/a     n/a   90,200
DQE Corp                 cs     23329J104   827       50,150    sole               n/a     n/a   50,150
Consolidated Edison      cs     209115104   1,533     35,250    sole               n/a     n/a   35,250
Electronic Data Sys      cs     285661104   3,036     113,175   sole               n/a     n/a   113,175
Felcor Lodging Trust     oa     31430F101   3,000     142,200   sole               n/a     n/a   142,200
First Data Corp          cs     319963104   3,584     76,550    sole               n/a     n/a   76,550
Fannie Mae               cs     313586109   1,372     26,700    sole               n/a     n/a   26,700
Floriada Rock Inds       cs     341104101   3,615     64,300    sole               n/a     n/a   64,300
Nicor Inc                cs     654086107   2,783     70,350    sole               n/a     n/a   70,350
Great Bay Bancorp        cs     391648102   2,725     98,232    sole               n/a     n/a   98,232
General Electric         cs     369604103   3,691     106,126   sole               n/a     n/a   106,126
Great Plains Energy      cs     391164100   2,462     87,450    sole               n/a     n/a   87,450
Healthcare Prop Inv      oa     421915109   692       24,349    sole               n/a     n/a   24,349
Hawaiian Elec            cs     419870100   953       35,112    sole               n/a     n/a   35,112
Hewlett-Packard Co       cs     428236103   4,165     126,594   sole               n/a     n/a   126,594
Harsco Corp              cs     415864107   330       4,000     sole               n/a     n/a   4,000
IBM                      cs     459200101   2,237     27,120    sole               n/a     n/a   27,120
Intel                    cs     458140100   3,177     163,267   sole               n/a     n/a   163,267
Johnson and Johnson      cs     478160104   755       12,757    sole               n/a     n/a   12,757
Kinder Morgan Energy     oa     494550106   3,119     64,735    sole               n/a     n/a   64,735
Kinder Morgan Mgmt       cs     49455U100   516       11,717    sole               n/a     n/a   11,717
Coca-Cola Co.            cs     191216100   2,515     60,059    sole               n/a     n/a   60,059
Herman Miller Inc        cs     600544100   346       10,683    sole               n/a     n/a   10,683
Altria Group Inc         cs     718154107   1,918     27,070    sole               n/a     n/a   27,070
New Century Finl Cp      oa     6435EV108   1,759     38,225    sole               n/a     n/a   38,225
O G E Energy Cp Hldg     cs     670837103   1,314     45,300    sole               n/a     n/a   45,300
Paccar                   cs     693718108   425       6,031     sole               n/a     n/a   6,031
Precision Castparts      cs     740189105   1,907     32,100    sole               n/a     n/a   32,100
Pfizer                   cs     717081103   604       24,253    sole               n/a     n/a   24,253
Peoples Energy Corp.     cs     711030106   739       20,745    sole               n/a     n/a   20,745
Petrofund Energy Tr      cs     71648W108   3,957     180,859   sole               n/a     n/a   180,859
Rurban Financial         cs     78176P108   380       30,562    sole               n/a     n/a   30,562
Schlumberger             cs     806857108   229       1,806     sole               n/a     n/a   1,806
Sara Lee                 cs     803111103   1,021     57,118    sole               n/a     n/a   57,118
Solectron Corp.          cs     834182107   387       96,870    sole               n/a     n/a   96,870
Smurfit Stone Cont.      cs     832727101   1,864     137,368   sole               n/a     n/a   137,368
Time Warner Inc          cs     887317105   3,221     191,850   sole               n/a     n/a   191,850
Tyco                     cs     902124106   3,194     118,825   sole               n/a     n/a   118,825
US Bancorp               cs     902973304   615       20,150    sole               n/a     n/a   20,150
Walgreen                 cs     931422109   668       15,488    sole               n/a     n/a   15,488
Wells Fargo              cs     949746101   854       13,377    sole               n/a     n/a   13,377
Washington Mutual        cs     939322103   4,040     94,800    sole               n/a     n/a   94,800
Williams Companies       cs     969457100   1,198     56,015    sole               n/a     n/a   56,015
Wal-Mart                 cs     931142103   3,349     70,900    sole               n/a     n/a   70,900
Wyeth                    cs     983024100   246       5,065     sole               n/a     n/a   5,065
Exxon Mobil Corp.        cs     30231G102   594       9,755     sole               n/a     n/a   9,755


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